SEGMENTED INFORMATION (Details) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
Segmented Information Details
Non-current assets Canada	$ 61,139	$ 134,544
Non-current assets USA	3,740,601	19,432,774
Non-current assets	$ 3,801,740	$ 19,567,318